Revenue (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Revenue [Abstract]
Schedule of Revenue
	For the Year Ended December 31,
	2019	2018	2017
	$ Thousands
Revenue from sale of electricity	356,648	347,167	349,957
Revenue from sale of steam	16,494	16,095	15,438
Others	331	750	309
	373,473	364,012	365,704